Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Property, Plant and Equipment

	Buildings	Office equipment, furniture and fixtures	Motor vehicles	Assets under construction	Leasehold improvements	Total
	RMB million
Cost
As at 1 January 2020	44,771	8,368	1,364	14,378	2,619	71,500
Transfers upon completion	6,010	3	—	(6,456)	322	(121)
Additions	222	626	131	5,509	—	6,488
Transfers into investment properties	—	—	—	(2,098)	—	(2,098)
Disposals	(575)	(906)	(143)	—	(143)	(1,767)

As at 31 December 2020	50,428	8,091	1,352	11,333	2,798	74,002

Accumulated depreciation
As at 1 January 2020	(11,811)	(5,484)	(841)	—	(1,581)	(19,717)
Charge for the year	(1,582)	(725)	(189)	—	(377)	(2,873)
Disposals	308	776	139	—	137	1,360

As at 31 December 2020	(13,085)	(5,433)	(891)	—	(1,821)	(21,230)

Impairment
As at 1 January 2020	(24)	—	—	(1)	—	(25)
Charge for the year	—	—	—	—	—	—
Disposals	—	—	—	—	—	—

As at 31 December 2020	(24)	—	—	(1)	—	(25)

Net book value
As at 1 January 2020	32,936	2,884	523	14,377	1,038	51,758

As at 31 December 2020	37,319	2,658	461	11,332	977	52,747

	Buildings	Office equipment, furniture and fixtures	Motor vehicles	Assets under construction	Leasehold improvements	Total
	RMB million
Cost
As at 1 January 2019	37,262	7,658	1,340	16,902	2,191	65,353
Transfers upon completion	7,171	288	—	(8,164)	532	(173)
Additions	415	1,026	195	8,656	3	10,295
Transfers into investment properties	—	—	—	(2,977)	—	(2,977)
Disposals	(77)	(604)	(171)	(39)	(107)	(998)

As at 31 December 2019	44,771	8,368	1,364	14,378	2,619	71,500

Accumulated depreciation
As at 1 January 2019	(10,414)	(5,443)	(813)	—	(1,377)	(18,047)
Charge for the year	(1,397)	(620)	(190)	—	(283)	(2,490)
Other additions	(48)	—	—	—	—	(48)
Disposals	48	579	162	—	79	868

As at 31 December 2019	(11,811)	(5,484)	(841)	—	(1,581)	(19,717)

Impairment
As at 1 January 2019	(24)	—	—	(1)	—	(25)
Charge for the year	—	—	—	—	—	—
Disposals	—	—	—	—	—	—

As at 31 December 2019	(24)	—	—	(1)	—	(25)

Net book value
As at 1 January 2019	26,824	2,215	527	16,901	814	47,281

As at 31 December 2019	32,936	2,884	523	14,377	1,038	51,758